Property, plant and equipment, net - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Property, plant and equipment, net
Depreciation expense	$ 48.5	$ 53.4
Impairment of assets held for sale	8.6
Nevada
Property, plant and equipment, net
Impairment of assets held for sale	7.5
Kentucky asset group
Property, plant and equipment, net
Impairment of assets held for sale	1.1
California asset group
Property, plant and equipment, net
Impairment loss		0.2
Colorado asset group
Property, plant and equipment, net
Impairment loss		4.9
Amesbury Cultivation facility
Property, plant and equipment, net
Impairment loss		3.8
Operating expenses
Property, plant and equipment, net
Depreciation expense	74.8	17.4
Cost of goods sold
Property, plant and equipment, net
Depreciation expense	$ 26.3	$ 36.0